Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives by Asset (Details)	12 Months Ended
Dec. 31, 2021
Summaryof Significant Accounting Policies Details [Line Items]
Property and equipment, useful lives	Lesser of the useful life or theremaining term of the lease
Robotics And Manufacturing Equipment | Maximum
Summaryof Significant Accounting Policies Details [Line Items]
Property and equipment, useful lives	10 years
Robotics And Manufacturing Equipment | Minimum
Summaryof Significant Accounting Policies Details [Line Items]
Property and equipment, useful lives	1 year
Computer Equipment | Maximum
Summaryof Significant Accounting Policies Details [Line Items]
Property and equipment, useful lives	5 years
Computer Equipment | Minimum
Summaryof Significant Accounting Policies Details [Line Items]
Property and equipment, useful lives	3 years
Software And Service
Summaryof Significant Accounting Policies Details [Line Items]
Property and equipment, useful lives	3 years
Furniture and Fixtures
Summaryof Significant Accounting Policies Details [Line Items]
Property and equipment, useful lives	3 years